Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax asset:
NOL carryforward	$ 1,001	$ 1,720
Allowance for credit losses	85,101	78,817
Discount on purchased loans		158
Deferred compensation	6,315	5,193
Unrealized loss on cash flow hedges		471
Unrealized loss on available for sale investments	8,880
Basis difference in acquired assets	70,136	120,893
OREO	31,943	18,467
Other	19,509	20,419
Subtotal	222,885	246,138
Deferred tax liability:
Basis difference in acquired assets	(130,426)	(170,860)
Gain on acquisition	(17,693)	(34,358)
FHLB stock	(36)	(19)
Premises and equipment	(10,209)	(13,050)
Acquisition intangibles	(12,113)	(11,267)
Deferred loan costs	(2,915)	(3,405)
Unrealized gain on available for sale investments		(13,650)
Investments acquired	(235)	(224)
Swap gain	(75)	(2)
Other	(11,089)	(14,300)
Subtotal	(184,791)	(261,135)
Deferred tax liability, net	$ 38,094	$ (14,997)